CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Payments of Stock Issuance Costs	$ 237	$ 830